Loans and financings - Guarantees and covenants (Details) $ in Thousands	Dec. 31, 2018 USD ($)
NEXA BR
Loans and financings
Collateral provided	$ 1,183
NEXA BR
Loans and financings
Guarantees provided	$ 89,925